UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22310

FactorShares Trust
_______________________________________
(Exact name of registrant as specified in charter)

35 Beechwood Road, Suite 2B
Summitt, NJ  07901
_______________________________________
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(877) 756-7873
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

PureFunds ISE Diamond/Gemstone ETF
Schedule of Investments
December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.7%
	Canada - 20.6%
	Metals & Mining - 20.6%
1,700	Archon Minerals Ltd. (a)	$2,161
4,800	Dominion Diamond Corporation (a)	68,775
31,200	Lucara Diamond Corporation (a)	50,813
8,300	Mountain Province Diamonds, Inc. (a)	41,334
46,000	Peregrine Diamonds Ltd. (a)	24,683
75,200	Shore Gold, Inc. (a)	9,203
38,200	Stornoway Diamond Corporation (a)	28,050
	Total Metals & Mining	225,019
	Total Canada	225,019
	Hong Kong - 21.5%
	Specialty Retail - 19.3%
18,200	Chow Sang Sang Holdings International Ltd.	51,871
49,500	Chow Tai Fook Jewellery Group Ltd.	73,794
396,800	Emperor Watch & Jewellery Ltd.	30,191
14,400	Luk Fook Holdings (International) Ltd.	54,782
	Total Specialty Retail	210,638
	Textiles, Apparel & Luxury Goods - 2.2%
1,160,800	Ming Fung Jewellery Group Ltd. (a)	23,952
	Total Textiles, Apparel & Luxury Goods	23,952
	Total Hong Kong	234,590
	Israel - 4.2%
	Machinery - 4.2%
31,500	Sarin Technologies Ltd.	46,178
	Total Machinery	46,178
	Total Israel	46,178
	Japan - 5.3%
	Distributors - 2.5%
113,000	Sakha Diamond Corporation	27,898
	Total Specialty Retail	27,898
	Specialty Retail - 2.8%
1,300	Tsutsumi Jewelry Company Ltd.	30,170
	Total Specialty Retail	30,170
	Total Japan	58,068
	Russia - 7.4%
	Metals & Mining - 7.4%
75,000	Alrosa Zao (a)	81,337
	Total Metals & Mining	81,337
	Total Russia	81,337
	United Kingdom - 24.6%
	Metals & Mining - 24.6%
3,800	Anglo American PLC	83,063
338,600	Firestone Diamonds PLC (a)	15,980
16,700	Gem Diamonds Ltd. (a)	40,168
65,400	Gemfields PLC (a)	35,739
368,800	Paragon Diamonds Ltd. (a)	23,055
36,400	Petra Diamonds Ltd. (a)	71,247
	Total Metals & Mining	269,252
	Total United Kingdom	269,252
	United States - 14.1%
	Internet Catalog & Retail - 4.7%
1,100	Blue Nile, Inc. (a)	51,799
	Total Internet Catalog & Retail	51,799
	Specialty Retail - 9.4%
900	Signet Jewelers Ltd.	70,830
2,000	Zale Corporation (a)	31,540
	Total Specialty Retail	102,370
	Total United States	154,169
	TOTAL COMMON STOCKS (Cost $986,848)	1,068,613
	Total Investments (Cost $986,848) - 97.7%	1,068,613
	Other Assets in Excess of Liabilities - 2.3%	24,669
	TOTAL NET ASSETS - 100.0%	$1,093,282

(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:
Cost of investments	$1,006,030
Gross unrealized appreciation	151,403
Gross unrealized depreciation	(88,820)
Net unrealized depreciation	$62,583

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2013:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,066,452	$2,161	$-	$1,068,613
Total Investments in Securities	$1,066,452	$2,161	$-	$1,068,613

^ See Schedule of Investments for breakout of investments by industry classification.

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Schedule of Investments
December 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS - 99.8%
	Metals & Mining - 99.8%
	Canada - 93.6%
44,400	Alexco Resource Corporation (a)	$55,944
52,900	Aurcana Corporation (a)	28,884
44,200	Bear Creek Mining Corporation (a)	60,750
46,300	Endeavour Silver Corporation (a)	168,069
32,100	Excellon Resources, Inc. (a)	32,939
57,600	Fortuna Silver Mines, Inc. (a)	165,385
59,900	Great Panther Silver Ltd. (a)	43,607
41,700	Impact Silver Corporation (a)	18,451
27,900	Kootenay Silver, Inc. (a)	15,759
29,600	MAG Silver Corporation (a)	153,260
96,000	Mandalay Resources Corporation	70,492
27,200	Minco Silver Corporation (a)	17,924
18,200	Mirasol Resources Ltd. (a)	15,077
20,700	Revett Minerals, Inc. (a)	15,005
42,800	Santacruz Silver Mining Ltd. (a)	39,083
206,200	Scorpio Mining Corporation (a)	43,676
11,400	Sierra Metals, Inc.	23,610
72,000	Silvercorp Metals, Inc.	165,385
42,600	SilverCrest Mines, Inc. (a)	72,587
72,600	Trevali Mining Corporation (a)	69,029
115,500	US Silver & Gold, Inc. (a)	40,231
	Total Canada	1,315,147
	United Kingdom - 1.7%
63,500	Arian Silver Corporation (a)	23,239
	Total United Kingdom	23,239
	United States - 4.5%
78,100	Golden Minerals Company (a)	36,863
78,200	Silver Bull Resources, Inc. (a)	26,588
	Total United States	63,451
	Total Metals & Mining	1,401,837
	TOTAL COMMON STOCKS (Cost $2,361,765)	1,401,837
	Total Investments (Cost $2,361,765) - 99.8%	1,401,837
	Other Assets in Excess of Liabilities - 0.2%	2,923
	TOTAL NET ASSETS - 100.0%	$1,404,760

	Percentages are stated as a percent of net assets.

	(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$2,464,372
Gross unrealized appreciation	29,303
Gross unrealized depreciation	(1,091,838)
Net unrealized depreciation	$(1,062,535)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2013:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,401,837	$-	$-	$1,401,837
Total Investments in Securities	$1,401,837	$-	$-	$1,401,837

^ See Schedule of Investments for breakout of investments by industry classification.

PureFunds ISE Mining Service ETF
Schedule of Investments
December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.1%
	Australia - 60.5%
	Commerical Services & Supplies - 9.0%
7,000	Mineral Resources Ltd.	$74,191
	Total Commerical Services & Supplies	74,191
	Construction & Engineering - 44.3%
33,100	Ausdrill Ltd.	30,442
38,400	Ausenco Ltd.	21,601
85,200	Boart Longyear Ltd. (a)	29,289
45,500	Forge Group Ltd.	70,691
40,700	GR Engineering Services Ltd.	18,170
13,400	MACA Ltd.	31,467
207,100	MacMahon Holdings Ltd. (a)	26,813
34,200	Mastermyne Group Ltd.	23,208
3,900	Monadelphous Group Ltd.	64,771
20,600	NRW Holdings Ltd.	25,199
30,300	WDS Ltd.	22,997
	Total Construction & Engineering	364,648
	Machinery - 3.7%
5,700	Bradken Ltd.	30,690
	Total Machinery	30,690
	Metals & Mining - 3.5%
52,300	Imdex Ltd.	28,953
	Total Metals & Mining	28,953
	Total Australia	498,482
	Canada - 8.2%
	Metals & Mining - 8.2%
14,700	Energold Drilling Corporation (a)	22,834
3,900	Foraco International SA (a)	2,129
5,000	Major Drilling Group International Inc.	36,197
4,900	Orbit Garant Drilling Inc. (a)	6,227
	Total Metals & Mining	67,387
	Total Canada	67,387
	Chile - 2.6%
	Chemicals - 2.6%
2,100	Enaex S.A.	21,382
	Total Chemicals	21,382
	Total Chile	21,382
	China - 3.6%
	Oil & Gas & Consumable Fuels - 3.6%
53,200	China Coal Energy Company - Class H	29,913
	Total Oil & Gas & Consumable Fuels	29,913
	Total China	29,913
	Indonesia - 2.3%
	Oil & Gas & Consumable Fuels - 2.3%
2,572,400	Delta Dunia Makmur Tbk PT (a)	19,446
	Total Oil & Gas & Consumable Fuels	19,446
	Total Indonesia	19,446
	Singapore - 0.9%
	Energy Equipment & Services - 0.9%
16,600	Capital Drilling Ltd. (a)	7,284
	Total Energy Equipment & Services	7,284
	Total Singapore	7,284
	Sweden - 6.7%
	Machinery - 6.7%
2,000	Atlas Copco AB	55,443
	Total Machinery	55,443
	Total Sweden	55,443
	United States - 14.3%
	Construction & Engineering - 3.1%
1,500	Layne Christensen Company (a)	25,620
	Total Construction & Engineering	25,620
	Machinery - 11.2%
1,000	Joy Global, Inc.	58,490
800	Terex Corporation (a)	33,592
	Total Machinery	92,082
	Total United States	117,702
	TOTAL COMMON STOCKS (Cost $956,602)	817,039

	Total Investments (Cost $956,602) - 99.1%	817,039
	Other Assets in Excess of Liabilities - 0.9%	7,284
	TOTAL NET ASSETS - 100.0%	$824,323

	(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$977,229
Gross unrealized appreciation	74,566
Gross unrealized depreciation	(234,756)
Net unrealized depreciation	$(160,190)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2013:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$764,607	$52,432	$-	$817,039
Total Investments in Securities	$764,607	$-	$-	$817,039

^ See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FactorShares Trust

By (Signature and Title) /s/ Samuel Masucci, III
 Samuel Masucci, III, President

Date  2/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci, III
   Samuel Masucci, III, President & Principal Financial Officer

Date  2/27/2014

* Print the name and title of each signing officer under his or her signature.